Voya Index Solution Income Portfolio Investment Objectives and Goals - Class Z Shares [Member] - Voya Index Solution Income Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya Index Solution Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.